Cash and Cash Equivalents - Summary of Net Cash and Cash Equivalents Shown After Deducting Bank Overdrafts and Accrued Interest (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and cash equivalents	£ 3,827	£ 5,297
Less overdrafts and accrued interest	(40)	(193)
Net cash and cash equivalents	£ 3,787	£ 5,104	£ 4,517	£ 3,337